Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Impairment of non-current assets [Line Items]
Schedule of impairment (losses) or reversals

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment or reversals for the years ended on December 31, 2020, 2019 and 2018:

Impairment (loss) reversal by segment	2020	2019	2018
Exploration and Production	(192,693)	(1,982,044)	785,940
Refining and Petrochemicals	(781,528)	452,163	(984,704)
Transport and Logistics	341,065	(232,556)	(169,870)
	(633,156)	(1,762,437)	(368,634)

Recognized in:
Property, plant and equipment (Note 14)	(384,638)	(373,123)	(1,083,285)
Natural resources (Note 15)	(217,709)	(1,017,061)	414,102
Investment in joint ventures and associates (Note 13)	(66,512)	(318,820)	300,828
Right of use assets (Note 16)	35,874	(53,488)	—
Intangibles (Note 17)	(171)	55	(279)
	(633,156)	(1,762,437)	(368,634)

Schedule of Refining and Petrochemical Segment

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2020, 2019 and 2018:

2020

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena	24,041,174	23,600,649	(440,525)
Invercolsa S.A.	276	273	(3)
Refinería de Barrancabermeja (projects)	676,334	335,334	(341,000)
			(781,528)

2019

	Carrying	Recoverable	Impairment (loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	22,292,788	23,204,385	911,597
Bioenergy	575,331	340,991	(234,340)
Refinería de Barrancabermeja (projects)	901,517	676,423	(225,094)
			452,163

2018

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena	23,411,058	22,640,761	(770,297)
Bioenergy	774,343	560,882	(213,461)
Other	946	—	(946)
			(984,704)

Schedule of breakdown of oilfields impairment losses or reversals

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2020, 2019 and 2018:

2020

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	24,845,238	61,224,928	1,019,395
Loss	2,439,799	1,423,561	(1,016,238)
Fields operated abroad
Loss	1,277,609	1,150,800	(126,809)
			(123,652)

2019

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	3,842,819	6,047,345	74,577
Loss	4,992,462	3,322,284	(1,673,258)
Fields operated abroad
Reversal	200,910	539,785	4,391
Loss	68,792	—	(68,792)
			(1,663,082)

2018

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	19,156,326	50,462,080	689,665
Loss	764,808	405,421	(359,387)
Fields operated abroad
Reversal	1,810,618	2,719,086	157,709
Loss	184,375	180,191	(4,184)
			483,803

Investment in joint ventures [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

As a result, Ecopetrol recognized an (impairment loss) or reversal of impairment on the carrying value as of December 31, as follows:

	2020	2019	2018
Equion Energía Limited	7,928	(134,753)	108,791
Offshore International Group	(76,969)	(184,209)	193,345
	(69,041)	(318,962)	302,136

Exploration and Production [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

The impairment reversal of assets of the Exploration and Production segment for the years ended December 31 of 2020, 2019 and 2018 is the following:

	2020	2019	2018
Oilfields	(123,652)	(1,663,082)	483,803
Investment in joint ventures	(69,041)	(318,962)	302,136
Other	—	—	1
	(192,693)	(1,982,044)	785,940